Fair Value Measurements	9 Months Ended
Sep. 30, 2016
Fair Value Measurements
Fair Value Measurements

Note 5 – Fair Value Measurements

The Company adopted the provisions of ASC 820 Fair Value Measurement, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 established a fair value hierarchy that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments measured and reported at fair value are classified and disclosed into one of the following categories based on the inputs as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 — Pricing inputs are other than quoted prices in active markets, including, but not limited to, quoted prices for similar assets and liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs are based on the best information available in the circumstances, to the extent observable inputs are not available, including the Company’s own assumptions used in determining the fair value of investments. Fair value for these investments are determined using valuation methodologies that consider a range of factors, including but not limited to the price at which the investment was acquired, the nature of the investment, local market conditions, trading values on public exchanges for comparable securities, current and projected operating performance, and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Company has elected the fair value option for $256.9 million and $155.1 million of commercial mortgage loans as of September 30, 2016 and December 31, 2015, respectively.

The following table presents the Company’s financial instruments carried at fair value on a recurring basis as of September 30, 2016:

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash held in money market funds	$631	$—	$—	$631
Short term investments	249,997	—	—	249,997
Loans, held for sale, at fair value	—	—	23,314	23,314
Loans, held at fair value	—	—	233,618	233,618
Mortgage backed securities, at fair value	—	—	34,812	34,812
Derivative instruments, at fair value	—	363	—	363
Total assets	$250,628	$363	$291,744	$542,735

Liabilities:
Derivative instruments, at fair value	$—	$3,415	$—	$3,415
Total liabilities	$—	$3,415	$—	$3,415

The following table presents the Company’s financial instruments carried at fair value on a recurring basis as of December 31, 2015:

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash held in money market funds	$631	$—	$—	$631
Short term investments	249,989	—	—	249,989
Loans, held at fair value	—	—	155,134	155,134
Mortgage backed securities, at fair value	—	—	213,504	213,504
Derivative instruments, at fair value	—	723	—	723
Total assets	$250,620	$723	$368,638	$619,981

Liabilities:
Derivative instruments, at fair value	$—	$1,499	$—	$1,499
Total liabilities	$—	$1,499	$—	$1,499

The following table presents a summary of changes in the fair value of loans, held at fair value and loans, held for sale, at fair value classified as Level 3:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning Balance	$212,920	$322,642	$155,134	$170,014
Realized gains, net	853	1,131	3,648	1,354
Unrealized gains, net	1,969	3,913	3,592	7,257
Originations	100,041	97,238	288,846	268,067
Sales	(41,422)	(62,859)	(171,516)	(79,120)
Principal payments	(17,429)	(1,315)	(22,772)	(6,822)
Ending Balance	$256,932	$360,750	$256,932	$360,750

For loans, held at fair value and loans held for sale, at fair value, held at September 30, 2016 and December 31, 2015, the total change in unrealized gain excluding liquidations for the period is $4.1 million and $3.0 million, respectively.

The following table presents a summary of changes in the fair value of MBS, at fair value classified as Level 3:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Beginning Balance	$27,013	$208,325	$213,504	$158,422
Accreted discount (amortized premium), net	64	(21)	145	(56)
Realized losses (gains)	157	(3)	(3,396)	(421)
Unrealized losses (gains)	664	(1,301)	4,318	(782)
Purchases	8,844	621	17,388	62,666
Sales / Principal Payments	(1,930)	(2,629)	(197,147)	(14,837)
Total mortgage backed securities, at fair value	$34,812	$204,992	$34,812	$204,992

For MBS, at fair value held at September 30, 2016 and December 31, 2015, the total change in unrealized gain (loss) for the period is $0.6 million and ($4.5 million), respectively.

The Company’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer. Transfers between Level 2 and Level 3 generally relate to whether there were changes in the significant relevant observable and unobservable inputs that are available for the fair value measurements of such financial instruments. There were no transfers to or from Level 3 for the consolidated balance sheet periods presented. There were no transfers to or from Level 1 or Level 2 for the consolidated balance sheet periods presented.

Valuation Process for Fair Value Measurements

The Company establishes valuation processes and procedures designed so that fair value measurements are appropriate and reliable, that they are based on observable inputs where possible, and that valuation approaches are consistently applied and the assumptions and inputs are reasonable. The Company has also established processes to provide that the valuation methodologies, techniques and approaches for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent and verifiable. The Company’s processes provide a framework that ensures the oversight of the Company’s fair value methodologies, techniques, validation procedures, and results.

The Company designates a valuation committee (the “Committee”) to oversee the entire valuation process of the Company’s Level 3 investments. The Committee is comprised of various personnel that are responsible for developing the Company’s written valuation policies, processes and procedures, conducting periodic reviews of the valuation policies, and performing validation procedures on the overall fairness and consistent application of the valuation policies and processes and that the assumptions and inputs used in valuation are reasonable.

The validation procedures overseen by the Committee are also intended to provide that the values received from external third-party pricing sources are consistent with the Company’s Valuation Policy and are carried at fair value. To the extent that there are no exchange pricing, vendor marks or broker quotes readily available, the Company may use an internal valuation model or other valuation methodology that may be based on unobservable market inputs to fair value the investment.

The values provided by a third party pricing service are calculated based on key inputs provided by the Company including collateral values, unpaid principal balances, cash flow velocity, contractual status and anticipated disposition timelines. In addition, the Company performs an internal valuation used to assess and review the reasonableness and validity of the fair values provided by a third party. The Company also performs analytical procedures which include automated checks consisting of prior-period variance analysis, comparisons of actual prices to internally calculate expected prices based on observable market changes, analysis of changes in pricing ranges, and relative value and yield comparisons using the Company’s proprietary valuation models.

Upon completion of the review process described above, the Company may provide additional quantitative and qualitative data to the third party pricing service to consider in valuing certain financial assets and liabilities, as applicable. Such data may include deal specific information not included in the data tape provided to the third party, outliers when compared to the unpaid principal balance and collateral value and knowledge of any impending liquidation of an investment. If deemed necessary by the third party and management, the investments are re-valued by the third party to account for the updated information.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2016 using third party information without adjustment:

		Predominant			Weighted
		Valuation			Average Price
(In Thousands, except price)	Fair Value	Technique	Type	Price Range	(a)
Loans, held at fair value	$233,618	Single External Source	Discounted Cash Flow	$97.49 – 105.00	$103.43
Loans, held for sale, at fair value	23,314	Single External Source	Discounted Cash Flow	98.28 – 105.00	102.66
Mortgage backed securities, at fair value	32,260	Broker Quotes	Third Party Mark	0.75 – 100.95	74.92
Mortgage backed securities, at fair value	2,552	Transaction Price	Transaction Price	100.75 – 100.75	100.75

(a)Prices are weighted based on the unpaid principal balance of the loans and securities included in the range for each class

The following table summarizes the valuation techniques and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2015 using third party information without adjustment:

		Predominant			Weighted
		Valuation			Average Price
(In Thousands, except price)	Fair Value	Technique	Type	Price Range	(a)
Loans, held at fair value	$155,134	Single External Source	Discounted Cash Flow	$98.09 – 105.00	$103.17
Mortgage backed securities, at fair value	210,892	Broker Quotes	Third Party Mark	22.55 – 102.50	100.61
Mortgage backed securities, at fair value	2,612	Transaction Price	Transaction Price	100.00 – 100.00	100.00

(b)Prices are weighted based on the unpaid principal balance of the investments included in the range for each class

Financial instruments not carried at fair value

The following table presents the carrying value and estimated fair value of our financial instruments that are not carried at fair value on the consolidated balance sheets and are classified as Level 3:

	September 30, 2016		December 31, 2015
(In Thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Loans, held-for-investment	$1,467,322	$1,542,057	$1,560,938	$1,651,846
Servicing rights	23,351	24,592	27,250	27,260
Total assets	$1,490,673	$1,566,649	$1,588,188	$1,679,106
Liabilities:
Borrowings under credit facilities	$228,000	$228,000	$175,306	$175,306
Promissory note payable	9,040	9,040	—	—
Securitized debt obligations of consolidated VIEs	374,816	384,261	461,522	455,616
Guaranteed loan financing	415,417	437,250	499,187	524,368
Liabilities under participation agreements	2,803	3,514	3,700	4,285
Borrowings under repurchase agreements	581,773	581,773	644,137	644,137
Total liabilities	$1,611,849	$1,643,838	$1,783,852	$1,803,712

The following table summarizes the valuation techniques used for the Company’s investments that are categorized within Level 3 of the fair value hierarchy, but not held at fair value as of September 30, 2016:

		Predominant			Weighted
		Valuation			Average
(In Thousands)	Fair Value	Technique	Type	Price Range	Price (a)
Assets
Loans, held-for-investment	$1,542,057	Single external source	Discounted cash flow	$0.00 – 132.94	$89.65
Servicing rights	24,592	Single external source	Discounted cash flow	N/A	N/A
Liabilities
Borrowings under credit facilities	228,000	Transaction price	N/A	N/A	N/A
Securitized debt obligations, of consolidated VIEs	384,261	Broker quote	Average broker quote	96.88 – 103.59	100.37
Guaranteed loan financing	437,250	Single external source	Discounted cash flow	95.98 – 111.64	103.55
Liabilities under participation agreements	3,514	Single external source	Discounted cash flow	0.00 – 118.67	77.30
Borrowings under repurchase agreements	581,773	Transaction price	N/A	N/A	N/A

(a)Prices are weighted based on the fair value of the investments and liabilities included in the range for each class

The following table summarizes the valuation techniques used for the Company’s investments that are categorized within Level 3 of the fair value hierarchy, but not held at fair value as of December 31, 2015:

		Predominant			Weighted
		Valuation			Average
(In Thousands)	Fair Value	Technique	Type	Price Range	Price (a)
Assets
Loans, held-for-investment	$1,651,846	Single external source	Discounted cash flow	$0.00 – 231.37	$97.88
Servicing rights	27,260	Single external source	Discounted cash flow	N/A	N/A
Liabilities
Borrowings under credit facilities	175,306	Transaction price	N/A	N/A	N/A
Securitized debt obligations, of consolidated VIEs	455,616	Broker quote	Average broker quote	81.04 – 102.00	98.05
Guaranteed loan financing	524,368	Single external source	Discounted cash flow	96.20 – 111.31	103.35
Liabilities under participation agreements	4,285	Single external source	Discounted cash flow	0.00 – 231.37	80.33
Borrowings under repurchase agreements	644,137	Transaction price	N/A	N/A	N/A

(b)Prices are weighted based on the fair value of the investments and liabilities included in the range for each class

The table above does not include real estate acquired in settlement of loans for which the Company has recorded a valuation allowance of $7.6 million and $2.6 million at September 30, 2016 and December 31, 2015, respectively. These assets have been marked to third party broker price opinions less an estimate of costs to sell.